Cover	Oct. 02, 2026
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 02, 2026
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	2200 Ross Avenue
Entity Address Address Line 2	Suite 4575E
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	432-8219
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ